SAPIENT QUALITY SELECT ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.9%
Communication Services - 16.7%
Interactive Media & Services - 12.5%
Alphabet, Inc. - Class A	305,442	$117,534,082
Meta Platforms, Inc. - Class A	60,263	36,875,532
Tencent Holdings Ltd. - ADR	256,209	15,633,873
		170,043,487
Movies & Entertainment - 4.2%
Netflix, Inc. (a)	492,367	46,090,475
Walt Disney Co.	98,002	10,167,707
		56,258,182
Total Communication Services		226,301,669

Consumer Discretionary - 15.3%
Apparel Retail - 1.3%
TJX Cos., Inc.	108,152	16,952,826

Automobile Manufacturers - 0.7%
Ferrari NV	29,153	10,124,837

Automotive Parts & Equipment - 1.1%
Hesai Group - ADR (a)	649,041	14,720,250

Automotive Retail - 1.7%
O'Reilly Automotive, Inc. (a)	226,791	22,543,025

Broadline Retail - 5.9%
Amazon.com, Inc. (a)	245,833	65,160,495
MercadoLibre, Inc. (a)	8,093	14,507,755
		79,668,250
Homebuilding - 1.3%
Lennar Corp. - Class A	192,504	17,383,111

Hotels, Resorts & Cruise Lines - 2.3%
Booking Holdings, Inc.	188,592	31,751,349

Restaurants - 1.0%
Yum China Holdings, Inc.	285,258	13,820,750
Total Consumer Discretionary		206,964,398

SAPIENT QUALITY SELECT ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
Consumer Staples - 1.9%
Consumer Staples Merchandise Retail - 1.9%
Costco Wholesale Corp.	26,089	$26,468,073

Energy - 3.1%
Integrated Oil & Gas - 1.7%
Chevron Corp.	118,089	22,827,785

Oil & Gas Storage & Transportation - 1.4%
Kinder Morgan, Inc.	584,639	19,217,084
Total Energy		42,044,869

Financials - 8.0%
Diversified Banks - 6.6%
Bank of America Corp.	452,669	24,199,684
JPMorgan Chase & Co.	132,256	41,426,547
Wells Fargo & Co.	286,199	23,534,144
		89,160,375
Regional Banks - 1.4%
M&T Bank Corp.	88,665	19,384,829
Total Financials		108,545,204

Health Care - 5.0%
Biotechnology - 1.0%
Vertex Pharmaceuticals, Inc. (a)	30,909	13,209,889

Pharmaceuticals - 4.0%
Eli Lilly & Co.	58,097	54,297,456
Total Health Care		67,507,345

Industrials - 10.3%
Aerospace & Defense - 3.1%
General Electric Co.	90,481	26,233,156
Kratos Defense & Security Solutions, Inc. (a)	251,033	15,827,631
		42,060,787
Electrical Components & Equipment - 3.3%
Vertiv Holdings Co. - Class A	138,344	45,444,620

Heavy Electrical Equipment - 3.2%
GE Vernova, Inc.	39,606	42,911,517

SAPIENT QUALITY SELECT ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

	Shares	Value
Passenger Ground Transportation - 0.7%
Uber Technologies, Inc. (a)	125,598	$9,370,867
Total Industrials		139,787,791

Information Technology - 35.0% (b)
Application Software - 1.5%
Intuit, Inc.	49,982	19,418,007

Semiconductors - 19.9%
Broadcom, Inc.	152,434	63,630,524
Micron Technology, Inc.	58,743	30,379,530
Monolithic Power Systems, Inc.	19,205	31,004,744
NVIDIA Corp.	616,866	123,107,948
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	55,087	21,817,757
		269,940,503
Systems Software - 6.7%
Microsoft Corp.	162,976	66,458,353
Palo Alto Networks, Inc. (a)	136,456	24,469,290
		90,927,643
Technology Hardware, Storage & Peripherals - 6.9%
Apple, Inc.	345,371	93,716,421
Total Information Technology		474,002,574

Utilities - 4.6%
Independent Power Producers & Energy Traders - 4.6%
Vistra Corp.	394,121	62,208,059
TOTAL COMMON STOCKS (Cost $762,974,749)		1,353,829,982

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.2%
First American Government Obligations Fund - Class X, 3.58% (c)	3,085,543	3,085,543
TOTAL MONEY MARKET FUNDS (Cost $3,085,543)		3,085,543

TOTAL INVESTMENTS - 100.1% (Cost $766,060,292)		$1,356,915,525
Liabilities in Excess of Other Assets - (0.1)%		(880,012)
TOTAL NET ASSETS - 100.0%		$1,356,035,513

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

SAPIENT QUALITY SELECT ETF
SCHEDULE OF INVESTMENTS
April 30, 2026 (Unaudited)

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized yield as of April 30, 2026.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

SAPIENT QUALITY SELECT ETF

Summary of Fair Value Disclosures as of April 30, 2026 (Unaudited)

Sapient Quality Select ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of April 30, 2026:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Investments
Common Stocks	$1,353,829,982	$—	$—	$1,353,829,982
Money Market Funds	3,085,543	—	—	3,085,543
Total Investments	$1,356,915,525	$—	$—	$1,356,915,525

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the fiscal period ended April 30, 2026, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.